Pension benefits	12 Months Ended
Dec. 31, 2012
Pension benefits [Abstract]
Pension benefits
Note 29 - Pension benefits

The Company has a defined benefit pension plan covering substantially all Norwegian employees. A significant part of this plan is administered by a life insurance company.

In June 2009 we introduced a defined contribution plan for all new Norwegian employees employed onshore.

Under the new scheme, the Company contributes to the employee's pension plan amounts ranging into five to eight percent of the employee's annual salary. Existing onshore staff were given an option to join the new scheme or continue with their previous defined benefit plan.

For onshore employees in Norway, continuing with the defined benefit plan, the primary benefits are retirement pension of approximately 66 percent of salary at retirement age of 67 years, together with a long-term disability pension. The retirement pension per employee is capped at an annual payment of 66 percent of the total of 12 times the Norwegian Social Security Base. Most employees in this group may choose to retire at 62 years of age on a pre-retirement pension. Offshore employees in Norway have retirement and long-term disability pension of approximately 60 percent of salary at retirement age of 67. Offshore employees on mobile units may choose to retire at 60 years of age on a pre-retirement pension.

On December 31, 2006, Seadrill adopted the recognition and disclosure provisions of ASC Topic 715 Compensation – Retirement Benefits. ASC Topic 715 requires the recognition of the funded status of the Defined Benefit and Postretirement Benefits Other Than Pensions ("OPEB") plans on the December 31, 2006 balance sheet with a corresponding adjustment to accumulated other comprehensive income. The adjustment to accumulated other comprehensive income at adoption represents the net unrecognized actuarial losses, unrecognized prior service costs, and unrecognized transition obligation remaining from the initial application of ASC Topic 715, all of which were previously netted against the plans' funded status on the balance sheet. These amounts will be subsequently recognized as net periodic pension cost pursuant to our historical accounting policy for amortizing such amounts. Further, actuarial gains and losses that arise in subsequent periods and are not recognized as net periodic pension cost in the same periods will be recognized as a component of other comprehensive income. Those amounts will be subsequently recognized as a component of net periodic pension cost on the same basis as the amounts recognized in accumulated other comprehensive income.

Consolidated balance sheet position

(In US$ millions)	2012	2011

Non-current liabilities	50	15
Deferred tax	(14)	(4)
Shareholders equity	(36)	(11)

Annual pension cost

(In US$ millions)	2012	2011	2010

Benefits earned during the year	12	9	18
Interest cost on prior years' benefit obligation	5	5	9
Gross pension cost for the year	17	14	27
Expected return on plan assets	(5)	(5)	(8)
Administration charges	-	-	1
Net pension cost for the year	12	9	20
Social security cost	2	1	3
Amortization of actuarial gains/losses	-	-	(1)
Amortization of net transition assets	(4)	-	3
Total net pension cost	10	10	19

The funded status of the defined benefit plan

(In US$ millions)	December 31, 2012	December 31, 2011
Projected benefit obligations	171	128
Plan assets at market value	(122)	(91)
Accrued pension liability exclusive social security	49	37
Social security related to pension obligations	6	6
Accrued pension liabilities	55	43

Change in benefit obligations

(In US$ millions)	2012	2011

Benefit obligations at beginning of year	128	215
Deconsolidation of Archer	-	(104)
Interest cost	5	5
Current service cost	12	9
Benefits paid	(2)	(2)
Change in unrecognized actuarial gain	22	8
Foreign currency translations	11	(4)
Acquisition/transfer members	(5)	-
Benefit obligations at end of year	171	128

Change in pension plan assets

(In US$ millions)	2012	2011

Fair value of plan assets at beginning of year	91	150
Deconsolidation of Archer	-	(60)
Estimated return	5	5
Contribution by employer	28	7
Administration charges	-	-
Benefits paid	(2)	(1)
Change in unrecognized actuarial loss	(6)	(8)
Foreign currency translations	8	(2)
Acquisition/transfer members	(2)	-
Fair value of plan assets at end of year	122	91

Pension obligations are actuarially determined and are critically affected by the assumptions used, including the expected return on plan assets, discount rates, compensation increases and employee turnover rates. The Company periodically reviews the assumptions used, and adjusts them and the recorded liabilities as necessary.

The expected rate of return on plan assets and the discount rate applied to projected benefits are particularly important factors in calculating the Company's pension expense and liabilities. The Company evaluates assumptions regarding the estimated rate of return on plan assets based on historical experience and future expectations on investment returns, utilizing the asset allocation classes held by the plan's portfolios. The discount rate is based on the Norwegian government 10 year-bond effective yield. Changes in these and other assumptions used in the actuarial computations could impact the projected benefit obligations, pension liabilities, pension expense and other comprehensive income.

Assumptions used in calculation of pension obligations	2012	2011	2010

Rate of compensation increase at the end of year	3.50%	4.00%	4.00%
Discount rate at the end of year	4.20%	3.90%	4.20%
Prescribed pension index factor	1.40%	1.10%	2.00%
Expected return on plan assets for the year	4.00%	4.80%	4.60%
Employee turnover	3.50%	4.00%	4.00%
Expected increases in Social Security Base	3.25%	3.75%	3.75%
Expected annual early retirement from age 60/62:
Offshore personnel fixed installations			30.0%
Offshore personnel and onshore employees		50.0%	50.0%

The weighted-average asset allocation of funds related to the Company's defined benefit plan at December 31, was as follows:

Pension benefit plan assets	2012	2011

Equity securities	9.2%	10.4%
Debt securities	52.4%	48.6%
Real estate	18.3%	18.0%
Money market	18.3%	21.7%
Other	1.9%	1.20%
Total	100.0%	100.0%

The investment policies and strategies for the pension benefit plan funds do not use target allocations for the individual asset categories. The investment objectives are to maximize returns subject to specific risk management policies. The Company diversifies its allocation of plan assets by investing in both domestic and international fixed income securities and domestic and international equity securities. These investments are readily marketable and can be sold to fund benefit payment obligations as they become payable..

Cash flows - Contributions expected to be paid

The table below shows the Company's expected annual pension plan contributions under defined benefit plans for the years 2013-2022. The expected payments are based on the assumptions used to measure the Company's obligations at December 31, 2012 and include estimated future employee services.

(In US$ millions)	December 31 2012

2013	28
2014	27
2015	29
2016	30
2017	32
2018-2022	183
Total payments expected during the next 10 years	329